Details of Subsidiaries that have Material Non-Controlling Interests - Additional Information (Detail) - USD ($)			6 Months Ended
	Apr. 28, 2021	Oct. 15, 2019	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Profit (Loss) Allocated to Non-controlling Interests			$ 0	$ (268,964)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method			$ (312,372)	(81,880)
Jaguahr Therapeutics Pte. Ltd
Statement [Line Items]
Proportion of ownership interest in joint venture		55.00%
Profit (Loss) Allocated to Non-controlling Interests				268,964
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				$ 81,880
Jaguahr Therapeutics Pte. Ltd | Bottom of Range
Statement [Line Items]
Proportion of ownership interest in joint venture	35.00%
Jaguahr Therapeutics Pte. Ltd | Top of Range
Statement [Line Items]
Proportion of ownership interest in joint venture	55.00%